Components of Other (Expense) Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income And Expenses [Abstract]
Foreign exchange (loss) gain, net	$ 8,582	$ (8,294)	$ (8,678)
Interest income from finance lease receivable		16	303
Gain on disposal of idle property, plant and equipment		8	106
Income from selling residual scraps from demolished buildings	529
Loss from discontinued operations	(693)	(634)	(630)
Others	77	407	880
Other (expenses) income, net	$ 8,495	$ (8,497)	$ (8,019)